Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent events
Subsequent events
On January 23, 2020, the Company sold the Suezmax Finesse (2003 - 149,994 dwt), for $21.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2019. The vessel was delivered to its new owner on February 21, 2020.

On January 30, 2020, the International Health Regulations Emergency Committee of the World Health Organization declared the outbreak a “public health emergency of international concern” following the outbreak of a new strain of coronavirus, ("COVID-19").

On February 12, 2020, Euronav announced the acquisition of three VLCC newbuilding contracts for an aggregate purchase price of $280.5 million or $93.5 million per vessel. The vessels are due to be delivered early in the fourth quarter 2020 and in January and February 2021 respectively and will be fitted with Exhaust Gas Scrubber technology and Ballast Water Treatment System. On March 6, 2020, Euronav announced it has entered into an agreement for the acquisition through resale of one VLCC newbuilding contract. This VLCC is being acquired for $93 million. The vessel is due for delivery early in the first quarter of 2021 and is an identical sister ship of the 3 VLCCs acquired in February as mentioned above.

On March 20, 2020, the Company sold the Cap Diamant (2001 - 160,044 dwt), for $20.8 million. The vessel was delivered to its new owner on April 9, 2020. A capital gain on the sale of approximately $13 million will be recorded during the first quarter of 2020.

Currently, the COVID-19 pandemic is reported to have spread to over 100 countries with the number of cases growing daily.

The wellbeing and health of our staff, seafarers, their families and the broader community is Euronav’s priority. We have applied a number of precautionary measures across our offices and fleet in order to protect our employees and seafarers in response to the virus. Euronav’s operations have not been materially impacted yet by the COVID-19 pandemic. However, and whilst it is too early to assess the future impact precisely, besides increasing operational challenges both onshore and at sea, the current environment may lead to increased counterparty risk and growing commercial and other disputes. The group will closely monitor the situation and expects to be able to build on its good business relationships with most of its long term customers to successfully navigate through these challenging times. The internal control framework and the corporate governance in general remains operational and effective, without a significant impact on actual internal audit activities and on the communication and information exchange with the business. The extensive automation of processes and controls allow for an adequate execution, even under actual COVID-19 conditions. Specifically, controls are regularly considered to address potential new financial, liquidity and treasury risks or the change in severity or likelihood of existing risks.

A combination of rapidly increasing crude supply and a buoyant market for crude storage is underpinning a very robust tanker freight market and strong cash generation presently. Management is however cognizant that there is currently a substantial reduction in crude demand due to the worldwide impact of the COVID-19 outbreak and more specifically to the policies to restrict the movement of people. As a consequence, a significant portion of the oil currently produced and transported is destined to crude inventories. The build-up of these inventories will in 2020 impact the demand for the oil transportation sector and in particular the tanker markets. At the same time, a lower crude price environment is beneficial for the shipping companies in general as it leads to lower fuel costs.

Overall and at this stage it is still too early to quantify the impact due to the COVID-19 outbreak on our future results and any forward-looking statements should be regarded with caution because of the inherent uncertainties in economic trends and business risks related to the current COVID-19 outbreak.

Euronav does not only maintain a strong balance sheet with which to navigate tanker market cycles but also a very strong liquidity with more than $1 billion  available in the form of cash and of undrawn revolving credit facilities. Thanks to this strong balance sheet combined with the current high freight market, we are confident about the future but will continue to monitor the situation carefully and remain fully committed to adapt our actions in the best interest of our stakeholders.

This event was deemed to constitute a non-adjusting subsequent event in the preparation of the 2019 consolidated financial statements.